As filed with the Securities and Exchange Commission

on March 14, 2011

Securities Act File No. 333-103283

Investment Company Act File No. 811-21308

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No.      13

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No.     15

(Check appropriate box or boxes)

ALGER CHINA-U.S. GROWTH FUND

(Exact Name of Registrant as Specified in Charter)

111 Fifth Avenue, NEW YORK, NEW YORK	10003
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

HAL LIEBES, ESQ.

FRED ALGER MANAGEMENT, INC.

111 FIFTH AVENUE

NEW YORK, NY 10003

(Name and Address of Agent for Service)

COPY TO:

GARY GRANIK, ESQ.

STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b), or

☐	on [date] pursuant to paragraph (b), or

☐	60 days after filing pursuant to paragraph (a)(1), or

☐	on [date] pursuant to paragraph (a)(1), or

☐	75 days after filing pursuant to paragraph (a)(2), or

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 14th day of March, 2011.

ALGER CHINA-U.S. GROWTH FUND

By:	*
Dan C. Chung, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

*	President (Chief	March 14, 2011
Dan C. Chung	Executive Officer)

/s/ Michael D. Martins	Treasurer	March 14, 2011
Michael D. Martins	(Chief Financial Officer)

*	Trustee	March 14, 2011
Hilary M. Alger

*	Trustee	March 14, 2011
Charles F. Baird, Jr.

*	Trustee	March 14, 2011
Roger P. Cheever

*	Trustee	March 14, 2011
Lester L. Colbert, Jr.

*	Trustee	March 14, 2011
Stephen E. O’Neil

*	Trustee	March 14, 2011
Nathan E. Saint-Amand

*	Trustee	March 14, 2011
David Rosenberg

*By:	/s/ Hal Liebes
Hal Liebes
Attorney-in-fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase